Average Annual Total Returns - Class A, C, FI, I and Class IS - Western Asset Short Duration Municipal Income Fund	Jun. 30, 2021
Class A
Average Annual Return:
1 Year	0.22%
5 Years	1.18%
10 Years	1.31%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.22%
5 Years	1.18%
10 Years	1.31%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.68%
5 Years	1.21%
10 Years	1.32%
Class C
Average Annual Return:
1 Year	2.23%
5 Years	1.30%
10 Years	1.19%
Class I
Average Annual Return:
1 Year	2.53%
5 Years	1.73%
10 Years	1.64%
Class IS
Average Annual Return:
1 Year	2.78%
5 Years
10 Years
Since Inception	2.14%
Inception Date	Sep. 15, 2017